UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08897

SPARROW FUNDS

(Exact Name of Registrant as Specified in Charter)

211 N. Broadway, Ste. 2080, St. Louis, MO  63102

 (Address of Principal Executive Offices, Zip Code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147
 (Name and Address of Agent for Service)

Registrant's Telephone Number, including Area Code: (314) 725-6161

Date of fiscal year end:  08/31

Date of reporting period: 11/30/2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	November 30, 2019 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 99.97%

Arrangment of Transportation of Freight & Fargo - 0.98%
14,840	CryoPort, Inc. *	$ 233,730

Biological Products (No Diagnostic Substances) - 4.00%
5,840	Acceleron Pharma, Inc. *	285,926
7,970	Aeri Pharmaceuticals, Inc. *	151,350
2,850	Neurocrine Biosciences, Inc. *	332,339
7,600	Twist Bioscience Corp. *	181,108
		950,723

Cable & Other Pay Television Services- 2.06%
3,050	Roku, Inc. Class A *	489,129

Electromedical & Electrotherapeutic - 2.08%
5,250	AxoGen, Inc. *	90,983
14,000	Biolife Solutions, Inc. *	234,500
9,010	TransMedics Group, Inc. *	168,938
		494,421
Electronic Components & Accessories - 0.22%
275	Universal Display Corp.	53,410

Hospital & Medical Service Plans - 0.77%
5,350	Trupanion, Inc. *	182,328

In Vitro & In Vivo Diagnostic Substances- 1.04%
13,160	Immunomedics, Inc. *	247,145

Insurance Agents Brokers & Services - 0.00%
5,550	Goosehead Insurance, Inc. Class A *	224,886

Laboratory Analytical Instruments - 1.52%
855	10x Genomics, Inc. *	55,481
10,885	Accelerate Diagnostics, Inc. *	162,622
5,600	Quanterix Corp. *	141,848
		359,951
Loan Brokers - 1.32%
870	LendingTree, Inc. *	313,661

Medicinal Chemicals & Botanical Products - 0.37%
6,370	Canopy Growth Corp. (Canada) *	87,559
1,360	Tilray, Inc. Class 2 *	26,982
		114,541

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.48%
415	Align Technology, Inc. *	115,096

Pharmaceutical Preparations- 16.10%
11,260	Acadia Pharmaceuticals, Inc. *	509,965
10,200	Adamas Pharmaceuticals, Inc. *	60,690
790	Alnylam Pharmaceuticals, Inc. *	92,540
12,010	Amarin Corp, Plc. ADR *	255,453
18,575	Amicus Therapeutics, Inc. *	194,666
4,695	Clovis Oncology, Inc. *	70,096
19,830	Flexion Therapeutics, Inc. *	351,586
1,355	GW Pharmaceuticals, Inc. ADR *	138,359
12,590	Heron Therapeutics, Inc. *	321,800
2,345	Intercept Pharmaceuticals, Inc. *	254,128
5,310	Karyopharm Therapeutics, Inc. *	93,031
13,870	Omeros Corp. *	205,276
8,280	Portola Pharmaceuticals, Inc. *	236,394
5,680	PTC Therapeutics, Inc. *	266,733
11,060	Radius Health, Inc. *	247,744
1,710	Sarepta Therapeutics, Inc. *	192,358
8,350	Stemline Therapeutics, Inc. *	89,261
3,755	Ultragenyx Pharmaceutical, Inc. *	148,886
430	Vertex Pharmaceuticals, Inc. *	95,352
		3,824,318
Real Estate Agents & Managers (For Others)- 0.76%
16,560	EXP World Holdings, Inc. *	181,332

Retail-Auto Dealers & Gasoline Stations - 2.64%
6,585	Carvana Co. Class A *	627,682

Retail-Catalog & Mail-Order Houses - 2.44%
260	Amazon.com, Inc. *	468,208
1,305	Wayfair, Inc. Class A *	110,820
		579,028
Retail - Eating & Drinking Places - 1.03%
8,115	Luckin Coffee, Inc. ADR *	244,667

Semiconductors & Related Devices - 1.26%
11,460	Catalyst Semiconductor, Inc. *	176,484
5,560	Enphase Energy, Inc. *	121,597
		298,081
Services - Business Services - 4.41%
1,320	Alibaba Group Holding LTD. ADR *	264,000
2,550	GrubHub, Inc. *	109,956
3,060	Lyft, Inc. Class A *	149,879
7,445	Tabula Rasa Healthcare, Inc. *	332,121
4,915	Zillow Group, Inc. Class A *	191,980
		1,047,936
Services - Commercial Physical & Biological Research - 1.05%
3,075	Exact Sciences Corp. *	249,106

Services - Computer Processing & Data Preparation - 6.01%
4,070	CarGurus, Inc. Class A *	163,166
1,240	Proofpoint, Inc. *	147,175
2,930	RingCentral, Inc. Class A *	505,337
1,100	Workday, Inc. Class A *	197,032
6,400	Yext, Inc. *	110,464
2,710	Zendesk, Inc. *	214,090
1,200	Zoom Video Communications, Inc.	89,400
		1,426,664
Services - Computer Programming Services- 0.34%
3,930	Zscaler, Inc. *	204,871

Services - Computer Programming, Data Processing, Etc. - 6.02%
45	Alphabet, Inc. Class A *	58,684
2,125	Facebook, Inc. Class A *	428,485
1,840	Livongo Health, Inc. *	52,550
3,240	Pluralsight, Inc. Class A *	55,048
5,250	SNAP, Inc. Class A *	80,063
2,045	The Trade Desk, Inc. Class A *	538,530
1,795	Wix.com Ltd. (Israel) *	216,998
		1,430,358

Services-Medical Laboratories - 2.26%
5,500	CareDx, Inc. *	112,860
3,530	Guardant Health, Inc. *	274,175
7,520	Invitae Corp. *	149,648
		536,683
Services-Miscellaneous Business Services - 0.84%
5,370	SEA, Ltd. ADR *	198,905

Services-Motion Picture & Video Game Production - 0.29%
8,310	GAIA, Inc. Class A *	69,555

Services - Offices & Clinics of Doctors of Medicine - 1.21%
3,425	Teladoc, Inc. *	286,810

Services - Prepackaged Software - 24.76%
780	Adobe Systems, Inc. *	241,433
3,740	Alteryx, Inc. Class A *	424,602
3,300	AppFolio, Inc. Class A *	372,636
3,590	Blackline, Inc. *	193,214
9,167	Cloudera, Inc. *	90,570
3,340	Coupa Software, Inc. *	512,657
3,930	DocuSign, Inc. *	279,855
5,300	Evolent Health, Inc. Class A *	38,213
1,440	Hubspot, Inc. *	217,440
3,850	Instructure, Inc. *	204,974
1,375	MongoDB, Inc. Class A *	204,463
1,290	New Relic, Inc. *	87,746
3,810	Okta, Inc. Class A *	494,462
1,665	Paycom Software, Inc. *	460,889
1,745	Paylocity Holding Corp. *	213,448
5,280	Red Violet, Inc. *	90,288
925	Salesforce.com, Inc. *	150,673
1,025	ServiceNow, Inc. *	290,116
1,390	Shopify, Inc. Class A (Canada) *	468,083
7,060	Smartsheet, Inc. Class A *	334,856
4,875	Square, Inc. Class A *	336,960
1,670	Twilio, Inc. Class A *	172,478
		5,880,056
Services - Video Tape Rental - 2.64%
1,990	Netflix, Inc. *	626,173

Surety Insurance - 0.56%
3,960	NMI Holdings, Inc. Class A *	132,937

Surgical & Medical Instruments & Apparatus - 8.91%
6,340	Axonics Modulation Technologies, Inc. *	154,633
1,875	Inspire Medical Systems, Inc. *	133,050
2,260	iRadimed Corp. *	49,675
2,725	iRhythm Technologies, Inc. *	196,445
5,800	Novocure Ltd. (Channel Islands) *	534,644
4,650	ShockWave Medical, Inc. *	182,094
710	Silk Road Medical, Inc. *	25,574
4,010	Tactile Systems Technology, Inc. *	257,482
8,425	Tandem Diabetes Care, Inc. *	581,578
		2,115,175

TOTAL FOR COMMON STOCKS (Cost $15,896,659) - 100.34%		23,739,358

CASH & EQUIVALENTS - .26%
Fidelity® Investments Money Market Government Portfolio - Class I (Cost $62,887.15) 1.52% **		62,887

TOTAL INVESTMENTS (Cost $15,959,546) - 100.34% ***		23,802,245

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.23%)		(55,507)

NET ASSETS - 100.00%		$ 23,746,738

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at November 30, 2019.

*** At November 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,959,546 amounted to $7,842,699, which consisted of aggregate gross unrealized appreciation of $9,579,592 and aggregate gross unrealized depreciation of $1,736,893.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At November 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,959,546 amounted to $7,842,699, which consisted of aggregate gross unrealized appreciation of $9,579,592 and aggregate gross unrealized depreciation of $1,736,893.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$23,739,358	$0	$0	$23,739,358
Cash & Equivalents	$62,887	$0	$0	$62,887
Total	$23,802,245	$0	$0	$23,802,245

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	1/29/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	1/29/2020